Document and Entity Information	Mar. 09, 2020
Cover [Abstract]
Entity Registrant Name	WILLIS TOWERS WATSON PLC
Amendment Flag	true
Amendment Description	On March 9, 2020, Willis Towers Watson Public Limited Company filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Prior 8-K”) announcing, among other things, the entry into the Business Combination Agreement (described below) with Aon plc, and certain related transactions. This Current Report on Form 8-K/A (this “Amendment”) is being filed to (a) file a corrected version of the Business Combination Agreement, which was filed as an Exhibit to the Prior 8-K and contained an error with respect to a termination provision, (b) correct the related description of the Business Combination Agreement in the Prior 8-K and (c) file a related announcement issued by Aon plc and Willis Towers Watson Public Limited Company. Accordingly, this Amendment amends and restates the Prior 8-K in its entirety.
Entity Central Index Key	0001140536
Document Type	8-K/A
Document Period End Date	Mar. 09, 2020
Entity Incorporation State Country Code	L2
Entity File Number	000-16503
Entity Tax Identification Number	98-0352587
Entity Address, Address Line One	c/o Willis Group Limited
Entity Address, Address Line Two	51 Lime Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3M 7DQ
Entity Address, Country	GB
City Area Code	(011)
Local Phone Number	44-20-3124-6000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WLTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false